CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 28, 2012		Jul. 30, 2011		Jul. 28, 2012		Jul. 30, 2011		Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net sales	$ 2,552		$ 2,648		$ 5,164		$ 5,284		$ 13,909	$ 13,864	$ 13,568
Cost of sales	1,534		1,623		3,149		3,281		8,939	8,939	8,790
Gross margin	1,018		1,025		2,015		2,003		4,970	4,925	4,778
Selling, general and administrative expenses	887		885		1,785		1,782		4,029	3,942	3,730
Depreciation and amortization	100		102		200		200		403	388	376
Other income, net	(12)		(10)		(23)		(20)		(44)	(51)	(112)
Total operating expenses	975		977		1,962		1,962		4,388	4,279	3,994
Operating earnings	43		48		53		41		582	646	784
Interest expense	(103)		(112)		(215)		(240)		(442)	(521)	(447)
Interest income	4		2		8		4		10	7	7
Earnings before income taxes	(56)		(62)		(154)		(195)		150	132	344
Income tax (benefit) expense	(20)		(28)		(58)		(94)		(1)	(35)	40
Net earnings	(36)		(34)		(96)		(101)		151	167	304
Less: Net earnings (loss) attributable to noncontrolling interest									2	(1)	(8)
Net earnings attributable to Toys "R" Us, Inc.									$ 149	$ 168	$ 312
Earnings per common share attributable to common shareholders:
Basic (Note 1)	$ (0.84)	[1]	$ (0.69)	[1]	$ (2.16)	[1]	$ (2.06)	[1]	$ 2.98	$ 3.43	$ 6.37
Diluted (Note 1)	$ (0.84)	[1]	$ (0.69)	[1]	$ (2.16)	[1]	$ (2.06)	[1]	$ 2.91	$ 3.36	$ 6.33
Weighted average shares used in computing per share amounts:
Basic (Note 1)	49,074,991	[1]	48,972,600	[1]	49,035,255	[1]	48,966,304	[1]	48,979,571	48,941,118	48,962,152
Diluted (Note 1)	49,074,991	[1]	48,972,600	[1]	49,035,255	[1]	48,966,304	[1]	50,149,212	49,981,504	49,304,963

[1]	The "Loss per common share attributable to common shareholders" computation includes an adjustment to "Net loss" for changes in the carrying amount of the redeemable Noncontrolling interest for the thirteen and twenty-six weeks ended July 28, 2012. Refer to Note 1 entitled "Basis of presentation" for further details.